WORKING CAPITAL FUNDING LOANS	6 Months Ended
Jun. 30, 2026
Working Capital Funding Loans
WORKING CAPITAL FUNDING LOANS

NOTE 6 – WORKING CAPITAL FUNDING LOANS

The Company finances short term working capital requirements in between capital raises by entering into secured borrowing agreements for which future receivables are pledged to repay these short-term obligations. Funding is generally nonrecourse one-time fixed amount financing arrangements and contain a performance and personal guarantee by the CEO and COO. Repayments are made generally on a weekly basis out of available daily deposits until the financing has been repaid in full. Future sales of revenues are not within the scope of ASC 860 (Transfers and Servicing of Financial Assets), as such these arrangements are accounted for under ASC 470 (Debt) as short term working capital loans. Accordingly, these working capital funding loans are reported current liabilities on the balance sheets. Upon receipt of financing proceeds the Company recognizes a liability equal to the loan proceeds received and accrued interest payable equal to the spread between total agreed upon repayments and the cash loan proceeds.

Funding Futures Revenue Purchase Agreement. On March 7, 2024, the Company entered into a future revenue purchase agreement and received proceeds of $18,000 (net of $2,000 in underwriting fees) for which $29,980 will be repaid in daily installments of $428, with a minimum payment of 9% of banking deposits. This working capital loan is secured by substantially all of the Company’s assets and a personal guarantee by the Company’s CEO. The percentage purchased factor representing interest expense under this arrangement was approximately 40.1% (including underwriting fees, origination fees and financing spread). In the event of default, the Company may be required to pay a fixed default penalty of $2,500 or up to 25% of the unpaid balance to cover legal fees required to pursue collection in the event of default. During the year ended December 31, 2025, the Company partially repaid this funder loan. Working capital funding loans outstanding as of June 30, 2026 and December 31, 2025 was $15,482 and $15,982, respectively.

All previous working capital loans were repaid during the year ended December 31, 2025.